Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of Cost of Sale

		2021		2020		2019
Inventories at the beginning of the year		11,543,920		13,027,497		12,891,539
Finished products	711,003		927,973		1,146,634
Products in progress	1,358,417		2,897,582		2,825,951
Raw materials, materials, fuel, and spare parts	9,474,500		9,201,942		8,918,954

Purchases and production expenses for the year		50,621,503		42,329,312		52,522,001
Inventories at the end of the year		(11,781,302)		(11,543,920)		(13,027,497)
Finished products	(595,160)		(711,003)		(927,973)
Products in progress	(2,005,445)		(1,358,417)		(2,897,583)
Raw materials, materials, fuel, and spare parts	(9,180,697)		(9,474,500)		(9,201,941)

Cost of sales		50,384,121		43,812,889		52,386,043

Disclosure of Expenses
The detail of the production costs is as follows:

	2021	2020	2019
Fees and compensation for services	1,009,314	936,419	1,007,246
Salaries, wages, and social security contributions	7,941,120	7,690,165	9,834,389
Transport and traveling expenses	359,324	290,723	363,473
Data processing	19,862	19,673	36,938
Taxes, duties, contributions, and commissions	1,025,143	879,175	926,184
Depreciation and amortization	5,960,340	5,462,914	5,342,021
Preservation and maintenance costs	4,675,311	4,083,674	4,961,317
Communications	48,327	53,907	58,173
Leases	55,647	43,484	104,593
Employee benefits	219,090	168,860	217,276
Water, natural gas, and energy services	10,279	12,899	23,257
Freight	5,193,784	3,848,274	3,720,711
Fuels	6,897,140	4,846,912	8,717,708
Insurance	156,575	144,848	172,399
Packaging	2,067,200	2,135,570	2,043,161
Electric power	4,924,492	4,083,680	5,484,345
Contractors	3,751,954	2,870,360	4,120,619
Tolls	13,810	164,780	6,539
Canon (concession fee)	39,526	57,820	58,339
Security	253,448	290,867	310,046
Others	685,571	588,832	693,429

Total	45,307,257	38,673,836	48,202,163